Stock-Based Compensation	9 Months Ended	12 Months Ended
	Nov. 26, 2022	Feb. 26, 2022
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation
14)	STOCK-BASED COMPENSATION
The Company measures all stock-based compensation awards for employees and non-employee
directors using a fair value method and records such expense, net of estimated forfeitures, in its consolidated financial statements. Currently, the Company’s stock-based compensation relates to restricted stock awards, restricted stock units (“RSUs”) and performance stock units (“PSUs”). The Company’s restricted stock awards are considered nonvested share awards.

In May of 2022, the Company determined that the RSU awards issued under its incentive compensation plans in May of 2022 would be settled in cash, rather than in equity. As a result, the awards issued in May of 2022 will be accounted for as a liability and measured at their fair value through their respective vesting periods. Awards issued in the form of PSUs in May of 2022 will continue to be settled in Company stock and will be considered nonvested share awards.
Stock-based compensation expense and capitalized stock-based compensation cost for the three and nine months ended November 26, 2022 and November 27, 2021 were as follows:

	Three Months Ended		Nine Months Ended
(in thousands)	November 26, 2022	November 27, 2021	November 26, 2022	November 27, 2021
Stock-based compensation expense:
Equity-classified share-settled awards	$2,313.3	$8,878.5	$18,746.9	$26,874.8
Liability-classified cash-settled awards	(692.9)	—	1,292.7	—

Total stock-based compensation expense	$1,620.4	$8,878.5	$20,039.6	$26,874.8

Capitalized stock-based compensation cost:
Equity-classified share-settled awards	$189.4	$195.7	$764.6	$783.9
Liability-classified cash-settled awards	(74.8)	—	48.6	—

Total capitalized stock-based compensation cost	$114.6	$195.7	$813.2	$783.9

Incentive Compensation Plans
The Company may grant awards under the Bed Bath & Beyond 2018 Incentive Compensation Plan (the “2018 Plan”) and the Bed Bath & Beyond 2012 Incentive Compensation Plan (the “2012 Plan”). The 2018 Plan includes an aggregate of 4.6 million shares of common stock authorized for issuance of awards permitted under the 2018 Plan, including stock options, stock appreciation rights, restricted stock awards, performance awards and other stock-based awards. The 2018 Plan supplements the 2012 Plan, which amended and restated the Bed Bath & Beyond 2004 Incentive Compensation Plan (the “2004 Plan”). The 2012 Plan includes an aggregate of 43.2 million common shares authorized for issuance of awards permitted under the 2012 Plan (similar to the 2018 Plan). Outstanding awards that were covered by the 2004 Plan continue to be in effect under the 2012 Plan.
The terms of the 2012 Plan and the 2018 Plan are substantially similar and enable the Company to offer incentive compensation through stock options (whether nonqualified stock options or incentive stock options), restricted stock awards, stock appreciation rights, performance awards and other stock-based awards, and cash-based awards. Grants are determined by the People, Culture, and Compensation Committee of the Board of Directors of the Company for those awards granted to executive officers and by the Board of Directors of the Company for awards granted to non-employee directors. Restricted stock awards generally become vested in five to seven equal annual installments beginning one to three years from the date of grant. Restricted stock units generally become vested in one to three equal annual installments beginning one year from the date of grant. Performance stock units generally vest at the end of the performance period dependent on the Company’s achievement of performance-based tests. Vesting of each of these types is subject, in general, to the recipient remaining in the Company’s service on specified vesting dates.
The Company generally issues new shares for restricted stock awards and vesting of restricted stock units settled in Company shares, as well as for vesting of performance stock units. The 2018 Plan expires in May 2028. The 2012 Plan expired in May 2022.
As described in further detail below, in fiscal 2020 and 2019, the Company granted stock-based awards to certain of the Company’s new executive officers as inducements material to their commencement of employment and entry into an employment agreement with the Company. The inducement awards were made in accordance with Nasdaq Listing Rule 5635(c)(4) and were not made under the 2012 Plan or the 2018 Plan.

Restricted Stock Awards
Restricted stock awards are issued and measured at fair market value on the date of grant and generally become vested in five to seven equal annual installments beginning one to three years from the date of grant, subject, in general, to the recipient remaining in the Company’s service on specified vesting dates. Vesting of restricted stock is based solely on time vesting. As of November 26, 2022, unrecognized compensation expense related to the unvested portion of the Company’s restricted stock awards was $4.5 million, which is expected to be recognized over a weighted average period of 1.5 years.
Changes in the Company’s restricted stock awards for the nine months ended November 26, 2022 were as follows:

(Shares in thousands)	Number of Restricted Shares	Weighted Average Grant- Date Fair Value
Unvested restricted stock awards, beginning of period	472	$32.38
Granted	392	4.90
Vested	(165)	38.73
Forfeited	(128)	28.21

Unvested restricted stock awards, end of period	571	$12.61

Restricted Stock Units (“RSUs”)
RSUs are issued and measured at fair market value on the date of grant and generally become vested in one to three equal annual installments beginning one year from the date of grant, subject, in general, to the recipient remaining in the Company’s service on specified vesting dates. RSUs are converted into shares of common stock upon vesting. RSUs granted in May of 2022 will be settled in cash, rather than in equity, upon vesting. As of November 26, 2022, unrecognized compensation expense related to the unvested portion of the Company’s share-settled RSUs was $8.9 million, which is expected to be recognized over a weighted average period of 1.5 years. As of November 26, 2022, unrecognized compensation expense related to the unvested portion of the Company’s cash-settled RSUs was $3.8 million, which is expected to be recognized over a weighted average period of 2.2 years.
Changes in the Company’s RSUs for the nine months ended November 26, 2022 were as follows:

	Share-Settled		Cash-Settled
(Shares in thousands)	Number of Restricted Stock Units	Weighted Average Grant- Date Fair Value	Number of Restricted Stock Units	Weighted Average Grant- Date Fair Value
Unvested restricted stock units, beginning of period	2,600	$17.07	57	$23.44
Granted	117	11.79	2,272	8.93
Vested	(1,361)	15.10	(114)	9.82
Forfeited	(660)	18.64	(741)	10.28

Unvested restricted stock units, end of period	696	$18.55	1,474	$8.75

The liability for the cash-settled RSUs was approximately $0.9 million as of November 26, 2022, and is included in accrued expenses and other current liabilities on the consolidated balance sheet. During the three and nine months ended November 26, 2022, the Company paid $0.6 million for cash-settled RSUs.

Performance Stock Units (“PSUs”)
PSUs are issued and measured at fair market value on the date of grant using the following performance periods and performance metrics. The performance metrics generally include one or more of Earnings Before Interest and Taxes (“EBIT”), Total Shareholder Return (“TSR”) or Gross Margin Percentage (“GM”) compared with the Company’s peer groups as determined by the People, Culture and Compensation Committee of the Company’s Board of Directors.

Fiscal Year	Performance Period	Performance Metrics	Target Achievement Range (%)
2020	3 years	TSR	0% - 150%
2021	3 years	TSR and GM	0% - 200%
2022	3 years	TSR and GM	0% - 200%
For the PSUs granted in fiscal 2019, the three-year performance-based tests based on a combination of EBIT margin and TSR were not met in the first quarter of fiscal 2022 and therefore, there was no payment of these awards following vesting.
Vesting of PSUs awarded to certain of the Company’s executives is dependent on the Company’s achievement of a performance-based test from the date of grant, during the performance period and, assuming achievement of the performance-based test, vest at the end of the performance period noted above, subject, in general, to the executive remaining in the Company’s service on specified vesting dates. PSUs are converted into shares of common stock upon payment following vesting. Upon grant of the PSUs, the Company recognizes compensation expense related to these awards based on the Company’s estimate of the percentage of the award that will be achieved. The Company evaluates the estimate on these awards on a quarterly basis and adjusts compensation expense related to these awards, as appropriate. As of November 26, 2022, there was $5.6 million of unrecognized compensation expense associated with these awards, which is expected to be recognized over a weighted average period of 2.1 years.
The fair value of the PSUs granted in fiscal 2022 and 2021, for which performance during the three-year period will be based on a relative three-year goal metric relative to a peer group as indicated above, was estimated on the date of the grant using a Monte Carlo simulation that uses the assumptions noted in the following table.

	Nine Months Ended
Monte Carlo Simulation Assumptions	November 26, 2022	November 27, 2021
Risk Free Interest Rate	2.81%	0.29%
Expected Dividend Yield	— %	— %
Expected Volatility	54.02%	52.21%
Expected Term	3 years	3 years
Changes in the Company’s PSUs for the nine months ended November 26, 2022 were as follows:

(Shares in thousands)	Number of Performance Stock Units	Weighted Average Grant- Date Fair Value
Unvested performance stock units, beginning of period	1,298	$19.55
Granted	1,096	11.31
Vested	(640)	15.49
Forfeited or performance condition adjustments	(1,009)	15.43

Unvested performance stock units, end of period	745	$16.50

Inducement Awards
In fiscal 2020 and 2019, the Company granted stock-based awards to certain of the Company’s new executive officers as inducements material to their commencement of employment and entry into an employment agreement with the Company. These inducement awards were approved by the People, Culture and Compensation Committee of the Board of Directors of the Company and did not require shareholder approval in accordance with Nasdaq Listing Rule 5635(c)(4). The Company did not grant any such awards during nine months ended November 26, 2022.
RSUs granted as inducement awards
 ~~a~~
re issued and measured at fair market value on the date of grant and generally become vested in one to three equal annual installments beginning one year from the date of grant, subject, in general, to the recipient remaining in the Company’s service on specified vesting dates. Inducement awards are generally subject to substantially the same terms and conditions as awards that are made under the 2018 Plan.
Changes in the RSUs granted as inducement awards for the nine months ended November 26, 2022 were as follows:

(Shares in thousands)	Number of Restricted Stock Units	Weighted Average Grant- Date Fair Value
Unvested restricted stock units, beginning of period	437	$6.10
Granted	—	—
Vested	(437)	6.09
Forfeited	—	—

Unvested restricted stock units, end of period	—	$—

On November 4, 2019, in connection with the appointment of the Company’s former President and Chief Executive Officer, the Company also granted inducement awards consisting of 273,735 PSU awards, which are not included above. The PSUs vested over two years, based on performance goals requiring the former President and CEO to prepare and deliver to the Board of Directors key objectives and goals for the Company and the strategies and initiatives for the achievement of such objectives and goals, and the former President and CEO’s provision of updates to the Board of Directors regarding achievement of such goals and objectives. Vesting of the PSUs was also subject, in general, to the former President and CEO remaining in the Company’s service through the vesting date of November 4, 2021. On November 2, 2021, the People, Culture and Compensation Committee of the Board of Directors determined that the performance goals established for the awards had been met, and the awards vested in full.
Other than with respect to the vesting terms described above for the inducement awards to the Company’s former President and Chief Executive Officer, inducement awards are generally subject to substantially the same terms and conditions as awards that are made under the 2018 Plan.
As of November 26, 2022, unrecognized compensation expense related to the unvested portion of the Company’s inducement awards was $0.1 million and is expected to be recognized over a weighted average period of 0.4 years. Each inducement award recipient must hold at least fifty percent (50%) of the after-tax
shares of common stock received pursuant to the inducement awards until they have satisfied the terms of the Company’s stock ownership guidelines.

15.	STOCK-BASED COMPENSATION
The Company measures all stock-based compensation awards for employees and non-employee
directors using a fair value method and records such expense, net of estimated forfeitures, in its consolidated financial statements. Currently, the Company’s stock-based compensation relates to restricted stock awards, restricted stock units, performance stock units, and stock options. The Company’s restricted stock awards are considered nonvested share awards.
Stock-based compensation expense for the fiscal year ended February 26, 2022, February 27, 2021, and February 29, 2020 was approximately $35.1 million, $31.6 million, and $45.7 million, respectively. In addition, the amount of stock-based compensation cost capitalized for the years ended February 26, 2022 and February 27, 2021 was approximately $1.0 million and $0.8 million, respectively.
Incentive Compensation Plans
The Company may grant awards under the Bed Bath & Beyond 2018 Incentive Compensation Plan (the “2018 Plan”) and the Bed Bath & Beyond 2012 Incentive Compensation Plan (the “2012 Plan”). The 2018 Plan includes an aggregate of 4.6 million common shares authorized for issuance of awards permitted under the 2018 Plan, including stock options, stock appreciation rights, restricted stock awards, performance awards and other stock based awards. The 2018 Plan supplements the 2012 Plan, which amended and restated the Bed Bath & Beyond 2004 Incentive Compensation Plan (the “2004 Plan”). The 2012 Plan includes an aggregate of 43.2 million common shares authorized for issuance of awards permitted under the 2012 Plan (similar to the 2018 Plan). Outstanding awards that were covered by the 2004 Plan continue to be in effect under the 2012 Plan.
The terms of the 2012 Plan and the 2018 Plan are substantially similar and enable the Company to offer incentive compensation through stock options (whether nonqualified stock options or incentive stock options), restricted stock awards, stock appreciation rights, performance awards and other stock based awards, and cash-based awards. Grants are determined by the Compensation Committee of the Board of Directors of the Company for those awards granted to executive officers, and by the Board of Directors of the Company for awards granted to non-employee
directors. Stock option grants generally become exercisable in either three or five equal annual installments beginning one year from the date of grant. Restricted stock awards generally become vested in five to seven equal annual installments beginning one to three years from the date of grant. Restricted stock units generally become vested in one to three equal annual installments beginning one year from the date of grant. Performance stock units generally vest at the end of the performance period dependent on the Company’s achievement of performance-based tests. Vesting of each of these types of awards is subject, in general, to the recipient remaining in the Company’s service on specified vesting dates.
The Company generally issues new shares for stock option exercises, restricted stock awards and vesting of restricted stock units and performance stock units. The 2018 Plan expires in May 2028. The 2012 Plan expires in May 2022.

As described in further detail below, in Fiscal 2020 and 2019, the Company granted stock-based awards to certain of the Company’s new executive officers as inducements material to their commencement of employment and entry into an employment agreement with the Company. The inducement awards were made in accordance with Nasdaq Listing Rule 5635(c)(4) and were not made under the 2012 Plan or the 2018 Plan.
Restricted Stock Awards
Restricted stock awards are issued and measured at fair market value on the date of grant and generally become vested in five to seven equal annual installments beginning one to three years from the date of grant, subject, in general, to the recipient remaining in the Company’s service on specified vesting dates. Vesting of restricted stock is based solely on time vesting. As of February 26, 2022, unrecognized compensation expense related to the unvested portion of the Company’s restricted stock awards was $8.9 million, which is expected to be recognized over a weighted average period of 2.3 years.
Changes in the Company’s restricted stock awards for the fiscal year ended February 26, 2022 were as follows:

(Shares in thousands)	Number of Restricted Shares	Weighted Average Grant-Date Fair Value
Unvested restricted stock awards, beginning of period	935	$34.34
Granted	47	29.58
Vested	(324)	39.01
Forfeited	(186)	29.96

Unvested restricted stock awards, end of period	472	$32.38

Restricted Stock Units (“RSUs”)
RSUs are issued and measured at fair market value on the date of grant and generally become vested in one to three equal annual installments beginning one year from the date of grant, subject, in general, to the recipient remaining in the Company’s service on specified vesting dates. RSUs are converted into shares of common stock upon vesting. As of February 26, 2022, unrecognized compensation expense related to the unvested portion of the Company’s RSUs was $29.7 million, which is expected to be recognized over a weighted average period of 1.9 years.
Changes in the Company’s RSUs for the fiscal year ended February 26, 2022 were as follows:

(Shares in thousands)	Number of Restricted Stock Units	Weighted Average Grant-Date Fair Value
Unvested restricted stock units, beginning of period	2,270	$14.04
Granted	1,108	24.91
Vested	(420)	17.03
Forfeited	(358)	22.16

Unvested restricted stock units, end of period	2,600	$17.07

Performance Stock Units (“PSUs”)
PSUs are issued and measured at fair market value on the date of grant using the following performance periods and performance metrics. The performance metrics generally include one or more of Earnings Before Interest and Taxes (“EBIT”), Total Shareholder Return relative to a peer group (“TSR”), Return on Invested Capital
(“ROIC”) or Gross Margin Percentage (“GM”) compared with the Company’s peer groups as determined by the Compensation Committee of the Company’s Board of Directors.

Fiscal Year	Performance Period	Performance Metrics	Target Achievement Range (%)
2019	3 years	TSR and EBIT	0% - 150%
2020	3 years	TSR	0% - 150%
2021	3 years	TSR and GM	0% - 200%
For the PSUs granted in Fiscal 2018, the three year performance-based tests based on a combination of EBIT margin and ROIC were not met in the first quarter of Fiscal 2021 and therefore, there was no payment of these awards following vesting.
Vesting of PSUs awarded to certain of the Company’s executives is dependent on the Company’s achievement of a performance-based test from the date of grant, during the performance period and, assuming achievement of the performance-based test, vest at the end of the performance period noted above, subject, in general, to the executive remaining in the Company’s service on specified vesting dates. PSUs are converted into shares of common stock upon payment following vesting. Upon grant of the PSUs, the Company recognizes compensation expense related to these awards based on the Company’s estimate of the percentage of the award that will be achieved. The Company evaluates the estimate on these awards on a quarterly basis and adjusts compensation expense related to these awards, as appropriate. As of February 26, 2022, there was $15.8 million of unrecognized compensation expense associated with these awards, which is expected to be recognized over a weighted average period of 2.0 years.
The fair value of the PSUs granted in Fiscal 2021 for which performance during the three-year period will be based on a relative three-year Total Shareholder Return (“TSR”) goal relative to a peer group was estimated on the date of the grant using a Monte Carlo simulation that uses the assumptions noted in the following table.

Fiscal Year Ended
Monte Carlo Simulation Assumptions	February 26, 2022
Risk Free Interest Rate	0.29%
Expected Dividend Yield	—%
Expected Volatility	52.21%
Expected Term (in years)	3 years
Changes in the Company’s PSUs for the fiscal year ended February 26, 2022 were as follows:

(Shares in thousands)	Number of Performance Stock Units	Weighted Average Grant-Date Fair Value
Unvested performance stock units, beginning of period	1,475	$14.36
Granted	634	29.00
Vested	(17)	12.38
Forfeited	(794)	17.62

Unvested performance stock units, end of period	1,298	$19.55

Stock Options
Stock option grants were issued at fair market value on the date of grant and generally became exercisable in either three or five equal annual installments beginning one year from the date of grant, subject, in general, to the recipient remaining in the Company’s service on specified vesting dates. Option grants expired eight years after the date of grant. All option grants were nonqualified. During the fiscal year ended February 27, 2021, the remaining 822,633 options outstanding were forfeited and there were no options outstanding as of February 27, 2021.
For the fiscal years ended February 26, 2022 and February 27, 2021, no stock options were granted. For stock options granted in Fiscal 2019, the fair value of these stock options granted were estimated on the date of grant using a Black-Scholes option-pricing model that used the assumptions noted in the table below. The weighted average fair value for the stock options granted in Fiscal 2019 was $4.18.

Fiscal Year Ended
Black-Scholes Valuation Assumptions (1)	February 29, 2020
Weighted Average Expected Life (in years) (2)	7.6 years
Weighted Average Expected Volatility (3)	39.41%
Weighted Average Risk Free Interest Rates (4)	2.39%
Expected Dividend Yield (5)	4.34%

(1)	Forfeitures were estimated based on historical experience.
(2)	The expected life of stock options was estimated based on historical experience.
(3)
Expected volatility was based on the average of historical and implied volatility. The historical volatility was determined by observing actual prices of the Company’s stock over a period commensurate with the expected life of the awards. The implied volatility represented the implied volatility of the Company’s call options, which were actively traded on multiple exchanges, had remaining maturities in excess of twelve months, had market prices close to the exercise prices of the employee stock options and were measured on the stock option grant date.

(4)	Based on the U.S. Treasury constant maturity interest rate whose term was consistent with the expected life of the stock options.
(5)	Expected dividend yield was estimated based on anticipated dividend payouts.
No stock options were exercised during Fiscal 2021 and 2020. The total intrinsic value for stock options exercised during Fiscal 2019 was $0.1 million.
Inducement Awards
In Fiscal 2020 and 2019, the Company granted stock-based awards to certain of the Company’s new executive officers as inducements material to their commencement of employment and entry into an employment agreement with the Company. These inducement awards were approved by the Compensation Committee of the Board of Directors of the Company and did not require shareholder approval in accordance with Nasdaq Listing Rule 5635(c)(4).
RSUs granted as inducement awards are issued and measured at fair market value on the date of grant and generally become vested in one to three equal annual installments beginning one year from the date of grant, subject, in general, to the recipient remaining in the Company’s service on specified vesting dates. Changes in the RSUs granted as inducement awards for the fiscal year ended February 26, 2022 were as follows:

(Shares in thousands)	Number of Restricted Stock Units	Weighted Average Grant-Date Fair Value
Unvested restricted stock units, beginning of period	949	$7.36
Granted	—	—
Vested	(512)	8.43
Forfeited	—	—

Unvested restricted stock units, end of period	437	$6.10

On November 4, 2019, in connection with the appointment of the Company’s President and Chief Executive Officer, the Company also granted inducement awards consisting of 273,735 PSU awards, which are not included above. The PSUs vested over two years, based on performance goals requiring the President and CEO to prepare and deliver to the Board of Directors key objectives and goals for the Company and the strategies and initiatives for the achievement of such objectives and goals, and the President and CEO’s provision of updates to the Board of Directors regarding achievement of such goals and objectives. Vesting of the PSUs was also subject, in general, to the President and CEO remaining in the Company’s service through the vesting date of November 4, 2021. On November 2, 2021, the Compensation Committee of the Board of Directors determined that the performance goals established for the awards had been met, and the awards vested in full.
Other than with respect to the vesting terms described above for the inducement awards to the Company’s President and Chief Executive Officer, inducement awards are generally subject to substantially the same terms and conditions as awards that are made under the 2018 Plan.
During Fiscal 2020, the Company granted 816,158 RSUs to executive officers of the Company, pursuant to inducement award agreements. During Fiscal 2021, an executive officer’s employment with the Company was terminated and, as a result, 160,255 awards vested in accordance with the terms of the awards.
As of February 26, 2022, unrecognized compensation expense related to the unvested portion of the Company’s inducement awards was $1.6 million and is expected to be recognized over a weighted average period of 1.2 years. Each inducement award recipient must hold at least fifty percent (50%) of the after-tax
shares of common stock received pursuant to the inducement awards until they have satisfied the terms of the Company’s stock ownership guidelines.